Derivatives (Schedule of Derivative Assets Liabilities) (Details) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative assets — current	$ 16.7
Fair value of derivative assets — long term	10.0
Fair value of derivative liabilities — current	(3.0)
Fair value of derivative liabilities — long term	(2.0)
Net fair value of derivatives	$ 21.7